ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE - Additional Information (Details) - Disposal groups classified as held for sale - European Hyperscale Data Center Platform - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Aug. 08, 2025	Jun. 30, 2025
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Consideration receivable		$ 170
Total for all business combinations
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Consideration receivable	$ 300
Brookfield Infrastructure
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Proportion of ownership interest in associate		50.00%
Consideration receivable		$ 900
Brookfield Infrastructure | Total for all business combinations
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Proportion of ownership interest in associate	90.00%
Consideration receivable	$ 1,700